Stockholders Equity (Summary Of Options Outstanding By Exercise Price Range) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Sep. 26, 2015	Sep. 27, 2014	Sep. 28, 2013
Stockholders Equity [Abstract]
Range of exercise prices, lower limit	$ 3.04	$ 3.04
Range of exercise prices, upper limit	$ 33.91	$ 22.95
Number outstanding	11,351	10,504	10,035
Intrinsic value of outstanding	$ 143
Weighted remaining contractual life	8 years
Weighted exercise price	$ 17.71
Number exercisable	4,786	5,098
Intrinsic value of exercisable	$ 92
Unrecognized compensation	$ 25
Weighted recognition period	2 years